Cover	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2025
Entity File Number	001-38015
Entity Registrant Name	NextTrip, Inc.
Entity Central Index Key	0000788611
Entity Tax Identification Number	27-1865814
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87507
City Area Code	(505)
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NTRP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false